Associated entities and consolidated subsidiaries - Associated entities - Reconciliation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Associated entities
Income from entities accounted for using the equity method	$ 178
Profit for the year	18,974	$ 20,381	$ 19,356
Carrying amount	$ 1,001
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Proportion of ownership interest in associate (as a percent)	49.00%
Bank?s share in associated entity (percentage)	49.00%
Bank?s share in associated entity (percentage)	$ 332
Goodwill	669
Carrying amount	1,001
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Associated entities
Net assets on investment date	315
Profit for the year	363
Closing net assets	$ 678	$ 315